INVESTMENTS IN CORPORATIONS AND LLCS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS IN CORPORATIONS AND LLCS
FUB Mineral LLC	$ 614,147	$ 617,243	$ 251,639
MaxPro Investment Holdings	9,498,705	9,498,705	0
Total Investments in corporations and llcs	$ 10,112,852	$ 10,115,948	$ 251,639